Derivatives -Summary of Amounts Recognized In Profit Or Loss Due To The Ineffective Portion Of Fair Value Hedges And Reclassification Of Profit Or Loss From Other Comprehensive income And Equity Related To Cash Flow Hedges (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
For fair value hedging | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedge ineffectiveness recognized in profit or loss	₩ 16,522	₩ (1,852)	₩ 4,260
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
For cash flow hedging | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in the value of hedging instruments recognized in OCI	₩ 1,641	₩ (122)	₩ (658)
Hedge ineffectiveness recognized in profit or loss	256	(74)	0
Changes in the value of foreign basis spread recognized in OCI	₩ 0	₩ 0	₩ 0
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ 0	₩ 0	₩ 0
Line item affected in profit or loss due to reclassification	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in the value of hedging instruments recognized in OCI	₩ 60,394	₩ (68,270)	₩ 21,420
Hedge ineffectiveness recognized in profit or loss	169	(1,049)	944
Changes in the value of foreign basis spread recognized in OCI	₩ (2,300)	₩ 5,893	₩ 838
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ (52,126)	₩ 64,762	₩ (23,541)
Line item affected in profit or loss due to reclassification	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
For cash flow hedging | Foreign currencies translation risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in the value of hedging instruments recognized in OCI	₩ 8,476	₩ (3,677)	₩ 7,638
Hedge ineffectiveness recognized in profit or loss	(258)	(1,022)	1,601
Changes in the value of foreign basis spread recognized in OCI	₩ 416	₩ 320	₩ 560
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ (9,045)	₩ 5,393	₩ (8,215)
Line item affected in profit or loss due to reclassification	Other net operating income (expense)	Other net operating income (expense)	Other net operating income (expense)